Accrued liabilities and other current liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accrued liabilities and other current liabilities
Revenue sharing fees and content costs	$ 82,731	$ 105,961
Salaries and welfare	91,035	82,768
Marketing and promotion expenses	56,988	61,197
Value added taxes and other taxes payable	224,834	199,170
Bandwidth costs	20,876	18,300
Consideration received related to disposal of YY Live business (Note 3)	1,859,325	1,859,699
Others	58,134	54,094
Total	$ 2,393,923	$ 2,381,189